Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 04, 2020	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Offering cost	$ 46.3
Number of shares called by each warrants (in shares)	1
Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	82,800,000
Price per unit	$ 10.00
Proceeds from issuance of shares	$ 828.0
Offering cost	46.3
Underwriting commissions	$ 29.0
Exercise price of warrants (in dollars per share)	$ 11.50
Number of shares called by each warrants (in shares)	1
Number of Class A ordinary share in each unit	1
Warrant in each unit (as percent)		0.187%	18.70%
IPO | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	82,800,000
Offering cost	$ 46.3
Over-allotment | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	10,800,000
Price per unit	$ 10.00